Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deferred acquisition costs	$ 800,000	$ 1,300,000
Deferred gain on disposal of business	500,000	1,800,000
Investments, net	200,000	400,000
Other	200,000	400,000
Total deferred tax assets	1,700,000	3,900,000
Deferred tax liabilities
Net unrealized appreciation on securities	(700,000)	(1,300,000)
Total deferred tax liabilities	(700,000)	(1,300,000)
Net deferred income tax assets	1,000,000	$ 2,600,000
Cumulative valuation allowance against deferred tax assets	0
Net operating loss carryforward	$ 0